Goodwill and Intangible Assets Disclosure: Schedule of Intangible Assets and Goodwill (Details) - USD ($)	Feb. 28, 2017	Aug. 31, 2016
Details
Patents	$ 109,092	$ 109,092
PurchasedPatents	1,467,500	1,467,500
Goodwill	5,000	5,000
Amortization	(423,873)	(378,785)
Intangible Assets, Net (Including Goodwill)	$ 1,157,719	$ 1,202,807